JUNIOR SUBORDINATED NOTES (Details) CAD in Millions	1 Months Ended	12 Months Ended	240 Months Ended	360 Months Ended
	May. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Apr. 30, 2045	Apr. 30, 2075	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Outstanding at December 31 | CAD		CAD 2,422				CAD 1,160
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding at December 31 | CAD		CAD 2,422				1,160
TRANSCANADA PIPELINES LIMITED | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding at December 31					$ 1,000,000,000.0
Stated interest rate		6.35%			6.35%
Optional period for which payment of interest can be deferred		10 years
Redemption price as a percentage of principal amount plus accrued and unpaid interest		100.00%
TRANSCANADA PIPELINES LIMITED | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points		2.21%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067
Debt Instrument [Line Items]
Outstanding at December 31		CAD 1,384			$ 1,000,000,000	CAD 1,160	$ 1,000,000,000
Effective Interest Rate		6.40%			6.40%	6.50%	6.50%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2075
Debt Instrument [Line Items]
Outstanding at December 31		CAD 1,038			$ 750,000,000
Effective Interest Rate		5.30%			5.30%
TRANSCANADA PIPELINES LIMITED | TransCanada Trust loan, due in May 2075 | Junior subordinated notes
Debt Instrument [Line Items]
Stated interest rate	5.875%
Redemption price as a percentage of principal amount plus accrued and unpaid interest	100.00%
Debt	$ 750,000,000
Administrative charge	0.25%
TRANSCANADA PIPELINES LIMITED | TransCanada Trust loan, due in May 2075 | Junior subordinated notes | LIBOR | Scenario, forecast
Debt Instrument [Line Items]
Basis points			3.778%	4.528%
TransCanada Trust | Trust Notes - Series 2015-A | Notes payable
Debt Instrument [Line Items]
Stated interest rate	5.625%
Debt	$ 750,000,000
Stated interest rate, period of time	10 years